As filed with the Securities and Exchange Commission on August 23, 2005
1933 Act File No. 333-125026
1940 Act File No. 811-21770

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-2
(Check Appropriate Box or Boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. Post-Effective Amendment No. 1 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 3	☑ ☐ ☐ ☐ ☐
SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.
(Exact Name of Registrant as Specified in Articles of Incorporation)
Harborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311

(Address of Principal Executive Offices)
(800) 858-8850
(Registrant’s Telephone Number)
Gregory N. Bressler, General Counsel
AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311
(Name and Address of Agent for Service)
Copy to:
Nori L. Gabert, Deputy General Counsel
AIG SunAmerica Asset Management Corp.
2929 Allen Parkway
Houston, Texas 77019
Jon S. Rand
Dechert LLP
30 Rockefeller Plaza
New York, New York 10112
(212) 698-3500
Leonard B. Mackey, Jr.
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019
(212) 878-8000
     Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
     If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box ☐
     It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c). If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed registration statement.

☑	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-125026.
CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

		Proposed Maximum	Proposed Maximum	Amount of
Title of Securities	Amount Being	Offering Price	Aggregate Offering	Registration
Being Registered	Registered(1)	per Unit(1)	Price(1)	Fee(1)(2)

Common Stock, .001 par value	1,275,000 shares	$20.00	$25,500,000	$3,001.35

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.

(2)	Includes Shares that may be offered to the underwriters pursuant to an option to cover over-allotments.
Incorporation of Certain Information By Reference
     This Registration Statement is being filed by the SunAmerica Focused Alpha Growth Fund, Inc. (the “Registrant”) pursuant to Rule 462(b) promulgated under the Securities Act of 1933, as amended. The Registrant hereby incorporates by reference into this Registration Statement the content of the Registrant’s Registration Statement on Form N-2 and any amendments thereto (File No. 333-125026) declared effective on July 26, 2005 by the Securities and Exchange Commission (the “Commission”) including each of the documents filed by the Registrant with the Commission therein.

SIGNATURES

     Pursuant to requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the city of Jersey City, and the state of New Jersey, on the 23rd day of August, 2005.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

By:	/s/ Vincent Marra

	Name:	Vincent Marra
	Title:	President

Signature	Title	Date

* Peter A. Harbeck	Director	August 23, 2005
/s/ Vincent Marra Vincent Marra	President (Principal Executive Officer)	August 23, 2005
* Donna M. Handel	Treasurer (Principal Financial and Accounting Officer)	August 23, 2005
* Jeffrey S. Burum	Director	August 23, 2005
* Dr. Judith L. Craven	Director	August 23, 2005
* William F. Devin	Director	August 23, 2005
* Samuel M. Eisenstat	Chairman and Director	August 23, 2005
* Stephen J. Gutman	Director	August 23, 2005
* William J. Shea	Director	August 23, 2005

*By:	/s/ Vincent Marra	August 23, 2005

Vincent Marra, Attorney-in-Fact**

**Pursuant to Powers of Attorney filed with this Registration Statement

EXHIBIT INDEX

(l)  Opinion and Consent of Dechert LLP

(n)  Consent of PricewaterhouseCoopers LLP

(s)  Power of Attorney